May 01, 2021
Ultra Series Fund | Madison Target Retirement 2020 Fund
MADISON TARGET RETIREMENT 2020 FUND
Investment Objective
The Madison Target Retirement 2020 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Shareholder Fees: (fees paid directly from your investment)

Shareholder Fees: (fees paid directly from your investment)	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fees	0.25%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.12%
Total Annual Fund Operating Expenses[3]	0.42%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$43	$135	$235	$530

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 318% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison for investors planning to retire in or within a few years of 2020. Over time, the Fund’s asset allocation will become more conservative until it reaches approximately 10-30% in stock funds and 70-90% in bond funds as illustrated in the chart below.
The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period. Market conditions and the perceived value of securities will change as the investor moves across the glide path. Although the actual allocations may vary, as of December 31, 2020, the Fund's portfolio allocation as a percentage of net assets was:

-	Alternative Funds:	5.1%
-	Bond Funds:	73.2%
-	Foreign Stock Funds:	6.8%
-	Stock Funds:	11.7%
-	Net Other Assets and Liabilities:	3.2%
On a periodic basis, Madison will evaluate and sometimes revise the Fund's asset allocation, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the Fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Underlying Funds Risk. The Fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.
Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform compared to other funds with a similar investment objective.
Interest Rate Risk. The Fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk. The risks associated with increasing rates are heightened given that interest rates are near historical lows, but may be expected to increase in the future with unpredictable effects on the markets and the underlying fund's investments.
Credit and Prepayment/Extension Risk. The Fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.
Non-Investment Grade Security Risk. The Fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.
Alternative Strategies Risk. The Fund, through the underlying funds, invests in equity and debt securities, along with derivatives, such as forwards, futures, options, or swaps. The underlying funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. These additional risks could cause an underlying fund, and thus the Fund, to experience losses to which it would otherwise not be subject. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.
Equity Risk. The Fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
ETF Risks. The main risks of investing in ETFs are the same as the risk of investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Foreign Security and Emerging Market Risk. Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Market Risk. While the majority of the Fund’s assets will typically be invested in underlying funds that invest primarily in debt securities, to the extent that the Fund invests in underlying funds that invest in equities, the Fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad market index. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.
Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	4Q 2020	5.57%
Worst Calendar Quarter:	3Q 2011	-7.08%

Average Annual Total Returns For Periods Ended December 31, 2020

	1 Year	5 Years	10 Years
Class I Shares	8.80%	6.38%	6.13%
S&P Target Date To 2020 Index (reflects no deductions for sales charges, account fees, expenses or taxes)	9.55%	7.47%	6.37%

Ultra Series Fund | Madison Target Retirement 2030 Fund
MADISON TARGET RETIREMENT 2030 FUND
Investment Objective
The Madison Target Retirement 2030 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Shareholder Fees: (fees paid directly from your investment)

Shareholder Fees: (fees paid directly from your investment)	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fees	0.25%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.20%
Total Annual Fund Operating Expenses[3]	0.50%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$51	$160	$280	$628

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 372% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison for investors planning to retire in or within a few years of 2030. Over time, the Fund’s asset allocation will become more conservative until it reaches approximately 10-30% in stock funds and 70-90% in bond funds as illustrated in the chart below.
The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period. Market conditions and the perceived value of securities will change as the investor moves across the glide path. Although the actual allocations may vary, as of December 31, 2020, the Fund's portfolio allocation as a percentage of net assets was:

-	Alternative Funds:	8.0%
-	Bond Funds:	37.4%
-	Foreign Stock Funds:	19.0%
-	Stock Funds:	29.8%
-	Net Other Assets and Liabilities:	5.8%
On a periodic basis, Madison will evaluate and sometimes revise the Fund's asset allocation, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the Fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Underlying Funds Risk. The Fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.
Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform compared to other funds with a similar investment objective.
Interest Rate Risk. The Fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk. The risks associated with increasing rates are heightened given that interest rates are near historical lows, but may be expected to increase in the future with unpredictable effects on the markets and the underlying fund's investments.
Credit and Prepayment/Extension Risk. The Fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.
Non-Investment Grade Security Risk. The Fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.
Alternative Strategies Risk. The Fund, through the underlying funds, invests in equity and debt securities, along with derivatives, such as forwards, futures, options, or swaps. The underlying funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. These additional risks could cause an underlying fund, and thus the Fund, to experience losses to which it would otherwise not be subject. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.
Equity Risk. The Fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
ETF Risks. The main risks of investing in ETFs are the same as the risk of investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Foreign Security and Emerging Market Risk. Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Market Risk. While the majority of the Fund’s assets will typically be invested in underlying funds that invest primarily in debt securities, to the extent that the Fund invests in underlying funds that invest in equities, the Fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad market index. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.
Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2020	10.16%
Worst Calendar Quarter:	3Q 2011	-9.06%

Average Annual Total Returns For Periods Ended December 31, 2020

	1 Year	5 Years	10 Years
Class I Shares	11.77%	8.82%	7.91%
S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	11.75%	9.19%	7.66%

Ultra Series Fund | Madison Target Retirement 2040 Fund
MADISON TARGET RETIREMENT 2040 FUND
Investment Objective
The Madison Target Retirement 2040 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Shareholder Fees: (fees paid directly from your investment)

Shareholder Fees: (fees paid directly from your investment)	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fees	0.25%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.22%
Total Annual Fund Operating Expenses[3]	0.52%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$53	$167	$291	$653

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 367% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison for investors planning to retire in or within a few years of 2040. Over time, the Fund’s asset allocation will become more conservative until it reaches approximately 10-30% in stock funds and 70-90% in bond funds as illustrated in the chart below.
The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period. Market conditions and the perceived value of securities will change as the investor moves across the glide path. Although the actual allocations may vary, as of December 31, 2020, the Fund's portfolio allocation as a percentage of net assets was:

-	Alternative Funds:	8.0%
-	Bond Funds:	28.8%
-	Foreign Stock Funds:	23.1%
-	Stock Funds:	34.7%
-	Net Other Assets and Liabilities:	5.4%
On a periodic basis, Madison will evaluate and sometimes revise the Fund's asset allocation, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the Fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Underlying Funds Risk. The Fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.
Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform compared to other funds with a similar investment objective.
Interest Rate Risk. The Fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk. The risks associated with increasing rates are heightened given that interest rates are near historical lows, but may be expected to increase in the future with unpredictable effects on the markets and the underlying fund's investments.
Credit and Prepayment/Extension Risk. The Fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.
Non-Investment Grade Security Risk. The Fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.
Alternative Strategies Risk. The Fund, through the underlying funds, invests in equity and debt securities, along with derivatives, such as forwards, futures, options, or swaps. The underlying funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. These additional risks could cause an underlying fund, and thus the Fund, to experience losses to which it would otherwise not be subject. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.
Equity Risk. The Fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
ETF Risks. The main risks of investing in ETFs are the same as the risk of investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Foreign Security and Emerging Market Risk. Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Market Risk. While the majority of the Fund’s assets will typically be invested in underlying funds that invest primarily in debt securities, to the extent that the Fund invests in underlying funds that invest in equities, the Fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad market index. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.
Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2020	11.70%
Worst Calendar Quarter:	3Q 2011	-10.63%

Average Annual Total Returns For Periods Ended December 31, 2020

	1 Year	5 Years	10 Years
Class I Shares	12.51%	9.67%	8.58%
S&P Target Date To 2040 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	12.51%	10.36%	8.57%

Ultra Series Fund | Madison Target Retirement 2050 Fund
MADISON TARGET RETIREMENT 2050 FUND
Investment Objective
The Madison Target Retirement 2050 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Shareholder Fees: (fees paid directly from your investment)

Shareholder Fees: (fees paid directly from your investment)	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fees	0.25%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.24%
Total Annual Fund Operating Expenses[3]	0.54%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$55	$173	$302	$677

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 390% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison for investors planning to retire in or within a few years of 2050. Over time, the Fund’s asset allocation will become more conservative until it reaches approximately 10-30% in stock funds and 70-90% in bond funds as illustrated in the chart below.
The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period. Market conditions and the perceived value of securities will change as the investor moves across the glide path. Although the actual allocations may vary, as of December 31, 2020, the Fund's portfolio allocation as a percentage of net assets was:

-	Alternative Funds:	8.1%
-	Bond Funds:	19.8%
-	Foreign Stock Funds:	27.2%
-	Stock Funds:	39.5%
-	Net Other Assets and Liabilities:	5.4%
On a periodic basis, Madison will evaluate and sometimes revise the Fund's asset allocation, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the Fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Underlying Funds Risk. The Fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.
Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform compared to other funds with a similar investment objective.
Interest Rate Risk. The Fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk. The risks associated with increasing rates are heightened given that interest rates are near historical lows, but may be expected to increase in the future with unpredictable effects on the markets and the underlying fund's investments.
Credit and Prepayment/Extension Risk. The Fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.
Non-Investment Grade Security Risk. The Fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.
Alternative Strategies Risk. The Fund, through the underlying funds, invests in equity and debt securities, along with derivatives, such as forwards, futures, options, or swaps. The underlying funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. These additional risks could cause an underlying fund, and thus the Fund, to experience losses to which it would otherwise not be subject. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.
Equity Risk. The Fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
ETF Risks. The main risks of investing in ETFs are the same as the risk of investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Foreign Security and Emerging Market Risk. Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Market Risk. While the majority of the Fund’s assets will typically be invested in underlying funds that invest primarily in debt securities, to the extent that the Fund invests in underlying funds that invest in equities, the Fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad market index. Neither the bar chart nor the table reflects charges deducted in connection with variable contracts. If these charges were reflected, returns would be less than those shown. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.ultraseriesfund.com or by calling 1-800-670-3600.
Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2020	13.16%
Worst Calendar Quarter:	1Q 2020	-10.18%

Average Annual Total Returns For Periods Ended December 31, 2020

	1 Year	5 Years	Since Inception 1/3/11
Class I Shares	12.80%	10.30%	9.11%
S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	13.20%	10.98%	9.05%